RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions as of and for the three-months ended March 31, 2024 and 2023:

	2024	2023

Statements of Income:
Revenues for services provided	$73,464	$-

Assets:
Accounts receivable	$26,641	$-